RECEIVABLES, NET	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
RECEIVABLES, NET
3.	RECEIVABLES, NET

Receivable and allowance for credit losses consisted of the following as of December 31 (in thousands):

	2025	2024
Trade accounts receivable	$2,251	$1,377
Less allowance for credit losses	(26)	(26)
Total accounts receivable, net	$2,225	$1,351

Accounts receivable as of December 31, 2025, and 2024 are primarily made up of trade receivables due from customers in the ordinary course of business. Four customers accounted for 60% of the balance of accounts receivable as of December 31, 2025, and one customer accounted for 52% of the accounts receivable balance as of December 31, 2024.